Earnings per Unit	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per Unit
12.	Earnings per Unit
Basic earnings per unit is calculated as the sum of net loss less undeclared cumulative dividends on preferred stock divided by the average number of units of common units outstanding for the period. Diluted earnings per unit is based on the average number of units used for the basic earnings per unit calculation, adjusted for the dilutive effect of profit interest units using the “treasury stock” method to the extent they are dilutive. Unit appreciation rights would be considered a participating security in the event of settlement. The impact of potentially dilutive preferred units is calculated using the
“if-converted”
method.
The following table sets forth the computation of basic and diluted earnings per unit (
in thousands, except per unit amounts
):

	Three Months Ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Basic and diluted earnings per unit:
Net loss	$(336)	$(4,101)	$(6,062)	$(12,099)
Undeclared dividends on nonredeemable preferred units	(145)	(145)	(290)	(290)

	(481)	(4,246)	(6,352)	(12,389)
Weighted average common units outstanding:	85,565	85,565	85,565	85,565

Basic and diluted earnings per unit	$(0.01)	$(0.05)	$(0.07)	$(0.14)
The following table details the securities that have been excluded from the calculation of weighted-average units for diluted earnings per unit as they were anti-dilutive.

	Three Months Ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Anti-dilutive units:
Class A preferred units	7,906,980	7,906,980	7,906,980	7,906,980
Class A-1 preferred units	7,822,681	7,822,681	7,822,681	7,822,681
Class B preferred units	40,499,299	40,499,299	40,499,299	40,499,299
Class C preferred units	18,586,623	18,586,623	18,586,623	18,586,623
Profits interest units	30,732,995	30,102,751	30,732,995	30,102,751

12. Earnings per Unit
Basic earnings per unit is calculated as the sum of net loss less undeclared cumulative dividends on preferred stock and redeemable preferred unit accretion divided by the average number of units of common units outstanding for the period. Diluted earnings per unit is based on the average number of units used for the basic earnings per unit calculation, adjusted for the dilutive effect of PIUs using the “treasury stock” method to the extent they are dilutive. The UARs would be considered a participating security in the event of settlement. The impact of potentially dilutive preferred units is calculated using the
“if-converted”
method.
The following table sets forth the computation of basic and diluted earnings per unit (in thousands, except per unit amounts).

	Year Ended December 31,
	2020	2019	2018
Basic and diluted earnings per unit:
Net loss	$(24,663)	$(22,439)	$(25,377)
Undeclared dividends on nonredeemable preferred units	(578)	(578)	(578)
Redeemable Preferred Unit accretion	(219,257)	—	—

	(244,498)	(23,017)	(25,955)
Weighted average common units outstanding:	85,564,605	85,564,605	85,564,605

Basic and diluted earnings per unit	$(2.86)	$(0.27)	$(0.30)
The following table details the securities that have been excluded from the calculation of weighted-average units for diluted earnings per unit as they were anti-dilutive.

	Year Ended December 31,
	2020	2 019	2018
Anti-dilutive units:
Class A preferred units	7,906,980	7,906,980	7,906,980
Class A-1 preferred units	7,822,681	7,822,681	7,822,681
Class B preferred units	40,499,299	40,499,299	40,499,299
Class C preferred units	18,586,623	18,586,623	18,586,623
Profits interest units	30,732,995	28,452,751	25,963,448